Segment Information (Schedule of Segment Interest Income and Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Interest income from bank deposits	$ 218	$ 184	$ 267
Interest expenses
Injection Molded Plastic Parts [Member]
Segment Reporting Information [Line Items]
Interest income from bank deposits	204	173	257
Interest expenses
Electronic Products [Member]
Segment Reporting Information [Line Items]
Interest income from bank deposits	14	11	10
Interest expenses